Stock Options and Warrants	9 Months Ended	12 Months Ended
	Feb. 28, 2015	May 31, 2014
Stock Options and Warrants

Note 6—Stock Options and Warrants

The Company has one active stock-based equity plan at February 28, 2015, the CytoDyn Inc. 2012 Equity Incentive Plan (the “2012 Plan”), which was approved by shareholders at the Company’s 2012 annual meeting to replace the 2004 Stock Incentive Plan. The 2012 Plan was subsequently amended by the board of directors in December 2014 to increase the number of shares of common stock available for issuance from 3,000,000 to 5,000,000 shares. This amendment was approved by the shareholders of the Company at a Special Meeting during the three months ended February 2015. The effective date of the increase was subsequent to February 28, 2015 and, as of February 28, 2015, the Company had 754,930 shares available for future stock-based grants under the 2012 Plan.

During the three months ended February 28, 2015, the Company’s board of directors granted a warrant to purchase a total of 150,000 shares of common stock at an exercise price of $1.15 per share to a third party consulting firm retained by the Company. The warrant, which expires on December 8, 2019, vests and becomes exercisable cumulatively in three warrant tranches of 50,000 shares each on March 8, 2015, September 8, 2015 and March 8, 2016. In the event the Company terminates its contract with the holder, vesting terminates immediately. In addition, the Company’s board of directors granted a warrant to purchase a total of 100,000 shares of common stock at an exercise price of $1.15 per share to a scientific advisor retained by the Company. The warrant, which will terminate on December 8, 2019, will become vested and exercisable cumulatively as follows, 33,334 shares on April 8, 2015 and 33,333 shares on August 8, 2015 and December 8, 2015, respectively.

During the nine months ended February 28, 2015, a warrant to purchase a total of 150,000 shares of common stock at an exercise price of $1.05 per share were granted to a third party consultants. The warrant vests in three tranches of 50,000 shares each, based on three separately identified milestones. In the event any milestone is not achieved, the shares subject to the satisfaction of such milestone shall not vest and will not be exercisable for such shares. The warrant has a five-year term and is not currently exercisable.

During the nine months ended February 28, 2015, the Company granted options to purchase a total of 483,973 shares of common stock to directors and an employee with exercise prices ranging from $.66 to $.81 per share. The director option awards covering 333,973 shares, vest at 25% per quarter over one year and an option covering 100,000 shares vest at 50% per year over two years, all with a five-year term. The grant date fair value related to these options was $.35 per share. The employee award covering 50,000 shares of common stock vests ratably over three years with a five-year term. The grant date fair value related to these options was $.43 per share. In connection with the issuance of two convertible notes during the nine months ended February 28, 2015, the Company issued two warrants to the Note holder, covering a total of 325,000 shares. The terms and conditions of these warrants are described in Note 4.

During the three months ended February 28, 2015, in connection with an offer to induce the exercise of warrants initially issued with convertible debt, the Company agreed to reduce the exercise price from $2.00 and $.75 per share to $.55, conditioned upon immediate exercise. This inducement offer resulted in the issuance of 525,641 shares of common stock and receipt of proceeds by the Company of $289,103. Pursuant to U.S. GAAP, reducing the exercise price of warrants is characterized as inducement to convert the warrant and, as such, the Company recognized non-cash interest expense of approximately $202,300 during the three months ended February 28, 2015, which was the fair value of the warrants at the time of exercise.

During the nine months ended February 28, 2015, in connection with an inducement to convert certain promissory notes into common stock and the exercise of related warrants (see Note 4), an aggregate of 1,413,333 shares of Common Stock were issued upon the exercise of replacement warrants, previously outstanding and held by Note holders. The Company received cash proceeds of $777,333 from the exercise of the warrant shares. Pursuant to U.S. GAAP, reducing the exercise price of the warrants to $.55 per share is characterized as inducement to convert the debt and, as such, the Company recognized non-cash interest expense of approximately $353,000 during the nine months ended February 28, 2015, which was the fair value of the warrants at the time of exercise. Total cash proceeds from the exercise of common stock warrants for the nine months ended February 28, 2015 was approximately $1,066,000.

Compensation expense related to stock options and warrants was approximately $161,400 and $451,000 for the three and nine-months ended February 28, 2015, respectively, and $298,000 and $784,400 for the three and nine-months ended February 28, 2014. The grant date fair value of options and warrants vested during the three and nine-month periods ended February 28, 2015 and February 28, 2014 was approximately $171,000 and $481,000, respectively and $417,000 and $1,991,400 for the three and nine months ended February 2014, respectively. As of February 28, 2015, there was approximately $641,000 of unrecognized compensation expense related to share-based payments for unvested options, which is expected to be recognized over a weighted average period of 1.20 years.

The following table presents stock option and warrant activity as of and for the nine months ended February 28, 2015:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding—May 31, 2014	30,806,361	$1.13	3.29	$177,042
Granted	1,208,973	0.67	—	—
Exercised	(1,938,974)	0.55	—	—
Forfeited/expired/cancelled	(7,020,410)	1.76	—	—

Options and warrants outstanding—February 28, 2015	23,055,950	0.86	3.73	2,151,361

Outstanding exercisable—February 28, 2015	21,476,679	$0.86	3.72	$2,027,111

Note 5 – Stock Options and Warrants

The Company has one active stock-based equity plan at May 31, 2014, the CytoDyn Inc. 2012 Equity Incentive Plan (the “2012 Plan”). The 2012 Plan was approved by shareholders at the Company’s 2012 annual meeting to replace the Company’s 2004 Stock Incentive Plan, which was approved by the Company’s shareholders in 2005. The 2012 Plan provides for the issuance of up to 3,000,000 shares of common stock pursuant to various forms of incentive awards permitted under the 2012 Plan. As of May 31, 2014, the Company had 1,238,903 shares available for future stock-based grants under the 2012 Plan.

During the year ended May 31, 2014, the Company granted options to purchase a total of 749,452 shares of common stock to directors and employees with exercise prices ranging from $.64 to $1.09 per share. The director option awards vest at 25% per quarter over one year and the employee awards vest one-third annually and have a five-year term. The weighted average grant date fair value related to these options was $.40 to $.43 per share.

During the year ended May 31, 2014, the Company granted to a consultant options to purchase 305,000 shares of common stock at an exercise price of $.75 per share and a grant-date fair value of $.43 per share. The options expire on September 4, 2018, and vested as to 50,000 shares on the date of issuance and were scheduled to vest at the monthly rate of 15,000 shares for the duration of the consulting agreement. The consulting agreement, which had an initial term of up to 18 months and was subject to termination for any reason after six months, was terminated on March 17, 2014. At the time of termination, options to purchase 140,000 shares had vested and an additional 15,000 options vested during the notice period. The termination of the consulting agreement resulted in a forfeiture of options to purchase 150,000 shares.

During the year ended May 31, 2014, the holder of a warrant covering 50,000 shares exercised the right to purchase such shares at $1.00 per share, resulting in cash proceeds upon exercise of $50,000. The Company received $201,000 during the year ended May 31, 2013, upon exercise of warrants.

During the year ended May 31, 2014, the Company issued a warrant to purchase 50,000 shares of common stock at an exercise price of $.75 per share and a term expiring November 1, 2016, in settlement of a claim for telecommunications services provided to the Company in the fall of 2012. The grant date fair value was $.67 per share.

During the year ended May 31, 2014, the Company issued warrants to purchase 11,153,850 shares of common stock to investors in the Company’s $14.5 million private equity offering (see Note 7). Investors in the offering purchased Units at $1.30 per Unit, which each Unit consisting of two shares of common stock plus a warrant to purchase one additional share of common stock at a price of $.75 per share. Each warrant has a five-year term. In connection with this private placement and pursuant to the Placement Agent Agreement dated June 1, 2013, as amended, between the Company and Paulson Investment Company (the “Placement Agent”), the Company issued to the Placement Agent, as additional compensation, a warrant covering 4,940,092 shares of common stock with an exercise price of $.75 per share and a seven-year term. The warrants vested immediately and had a grant-date fair value of $1.03 per share. The fair value of the warrants was included as a component of equity, increasing and decreasing equity by the fair value attributable to the warrants.

Compensation expense related to stock options and warrants issued as compensation was approximately $928,400 and $3,262,000 for the year ended May 31, 2014 and 2013, respectively. The grant date fair value of options and warrants vested during the years ended May 31, 2014 and 2013, was approximately $2,274,000 and $8,889,000, respectively. As of May 31, 2014, there was approximately $752,000 of unrecognized compensation costs related to share-based payments for unvested options, which is expected to be recognized over a weighted average period of 1.89 years.

The estimated fair value of options and warrants is determined using the Black-Scholes option valuation model with the following weighted-average assumptions for the periods ended May 31, 2014 and 2013:

	2014	2013
Risk free rate	0.52% - 1.85%	0.12% - .70%
Dividend yield	—	—
Volatility	78.73% - 92.92%	87% - 102%
Expected term	2.5 – 3.5 years	1 – 4 years
Grant date fair value	$ .40 - $.67	$ .56 - $.89

The following table represents stock option and warrant activity for the periods ended May 31, 2014 and 2013:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life in Years	Aggregate Intrinsic Value
Options and warrants outstanding – May 31, 2012	10,327,664	$1.60	3.20	$2,308,279

Granted	11,166,274	1.61	—	—
Exercised	(780,000)	0.26	—	—
Forfeited/expired/cancelled	(2,567,000)	1.73	—	—
Options and warrants outstanding – May 31, 2013	18,146,938	1.65	1.86	140,321

Granted	18,414,144	0.74	—	—
Exercised	(50,000)	—	—	—
Forfeited/expired/cancelled	(5,704,721)	1.49	—	—
Options and warrants outstanding – May 31, 2014	30,806,361	1.13	3.29	177,042

Outstanding exercisable – May 31, 2014	29,986,581	$1.15	3.21	$170,042